Other and Intangible Assets, Net - Schedule of Other and Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Goodwill	$ 747,106	$ 66,826	$ 66,826
Goodwill, useful life	Indefinite
Intangible assets, excluding goodwill- gross	$ 1,013,944	499,574
Total gaming licenses and other intangible assets	996,816	487,498
Non-operating real property	18,069	14,219
Unamortized debt issuance costs - New Revolving Credit Facility	8,616
Restricted cash	9,886
Other	12,130	11,406
Total other assets, net	30,632	11,406
Trade Names
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-intangible assets, excluding goodwill- gross	6,700	6,700
Accumulated amortization	$ (6,290)	(4,376)
Trade Names | Minimum
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-lived intangible asset, useful life	1 year
Trade Names | Maximum
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-lived intangible asset, useful life	3 years 6 months
Loyalty Program
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-intangible assets, excluding goodwill- gross	$ 21,820	7,700
Accumulated amortization	$ (10,838)	(7,700)
Loyalty Program | Minimum
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-lived intangible asset, useful life	1 year
Loyalty Program | Maximum
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-lived intangible asset, useful life	3 years
Gaming licenses
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite intangible assets, excluding goodwill- gross	$ 877,174	482,074
Indefinite intangible assets, useful life	Indefinite
Trade Names-Indefinite
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite intangible assets, excluding goodwill- gross	$ 108,250	$ 3,100
Indefinite intangible assets, useful life	Indefinite